Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Impairment of Oil and Natural Gas Properties	$ 4,252,539		$ 4,252,539			$ 3,316,212
General & Administrative Expenses	439,242	$ 785,990	955,901	$ 1,176,455	$ 1,220,247	964,309
Net Loss from Operations	(4,691,781)	(785,990)	(5,208,440)	(1,176,455)	(1,220,247)	(4,280,521)
Other Income/(Expenses):
Interest Expense					(780,513)	(1,324,127)
Interest Income					27,312
Interest Expense, net	(2,080,620)	(207,335)	(2,284,928)	(659,901)	(136,827)
Loss on Debt Extinguishment			(5,099,340)	(217,141)	(526,459)	(89,701)
Gain (Loss) on Derivative Financial Instruments	(106,399)		(123,391)
Net Loss Before Income Taxes	(6,878,800)	(993,325)	(12,716,099)	(2,053,497)	(2,636,734)	(5,694,349)
Provision for Income Taxes					0	0
Net Loss	$ (6,878,800)	$ (993,325)	$ (12,716,099)	$ (2,053,497)	$ (2,636,734)	$ (5,694,349)
Loss Per Share - Basic and Diluted (in dollars per share)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)	$ 0	$ (0.01)
Weighted Average Shares Outstanding - Basic and Diluted (in shares)	1,090,288,822	785,008,992	946,785,438	750,498,503	768,365,759	684,935,344